General (Details) ₪ / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands			6 Months Ended
	Apr. 17, 2024 EUR (€)	Apr. 17, 2024 ILS (₪)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 ILS (₪)	Mar. 31, 2030	Mar. 31, 2029	Mar. 31, 2028	Mar. 31, 2027	Sep. 30, 2024	Jun. 30, 2024 USD ($)		Apr. 17, 2024 $ / shares	Apr. 17, 2024 ₪ / shares	Mar. 31, 2024	Jan. 16, 2024 ILS (₪) ₪ / shares shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	[1]	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
General [Line Items]
Principal amount (in New Shekels) | €			€ 10,000
Price per share | (per share)													$ 0.946	₪ 1
Offering, net			40,000		₪ 165,000,000
Gross proceeds (in New Shekels) | ₪					81,600,000
Consideration amount			€ 10,600		₪ 42.6
Outstanding par value of Debentures (in New Shekels per share) | ₪ / shares														210
Principal payment inerest rate			3.00%								3.00%									2.50%
Increase in annual interest rate			0.25%	0.25%	0.25%
Decrease in annual interest rate			0.75%	0.75%	0.75%
Repayment provision adjustments			Adjusted Balance Sheet Equity, on a consolidated basis, plus the Series F Net Financial Debt (hereinafter - the “Series F CAP, Net”), to which we refer herein as the Series F Ratio of Net Financial Debt to Series F CAP, Net, shall not exceed the rate of 65% for three consecutive quarters for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the update of the annual interest provision	Adjusted Balance Sheet Equity, on a consolidated basis, plus the Series F Net Financial Debt (hereinafter - the “Series F CAP, Net”), to which we refer herein as the Series F Ratio of Net Financial Debt to Series F CAP, Net, shall not exceed the rate of 65% for three consecutive quarters for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the update of the annual interest provision	Adjusted Balance Sheet Equity, on a consolidated basis, plus the Series F Net Financial Debt (hereinafter - the “Series F CAP, Net”), to which we refer herein as the Series F Ratio of Net Financial Debt to Series F CAP, Net, shall not exceed the rate of 65% for three consecutive quarters for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the update of the annual interest provision
Distributable profit percentage			60.00%	60.00%	60.00%
Equity (in Euro)			€ 127,477								$ 136,335	[1]					€ 125,099	$ 133,795		€ 118,840	€ 83,077
Percentage of equity on consolidated basis			58.00%								58.00%
Groen Gas Goor B.V. [Member]
General [Line Items]
Green gas production capacity per year (in Dollars) | $				$ 3,000
Groen Gas Oude-Tonge B.V. [Member]
General [Line Items]
Green gas production capacity per year (in Dollars) | $				3,800
Groen Gas Gelderland B.V. [Member]
General [Line Items]
Green gas production capacity per year (in Dollars) | $				$ 9,500
Talasol Solar Plant [Member]
General [Line Items]
Repayment provision adjustments			PPA executed in connection with the Talasol solar plant, and interest rates), on a consolidated basis, shall not be less than €77 million for two consecutive quarters for purposes of the immediate repayment provision and shall not be less than €82 for purposes of the update of the annual interest provision	PPA executed in connection with the Talasol solar plant, and interest rates), on a consolidated basis, shall not be less than €77 million for two consecutive quarters for purposes of the immediate repayment provision and shall not be less than €82 for purposes of the update of the annual interest provision	PPA executed in connection with the Talasol solar plant, and interest rates), on a consolidated basis, shall not be less than €77 million for two consecutive quarters for purposes of the immediate repayment provision and shall not be less than €82 for purposes of the update of the annual interest provision
Ordinary shares [Member]
General [Line Items]
Ordinary shares (in Shares) | shares																1,020,000
Price per share | ₪ / shares																₪ 80
Series F Debentures [Member]
General [Line Items]
Principal amount (in New Shekels) | ₪																₪ 170,000,000
Price per share | ₪ / shares														₪ 40,000,000
Consideration amount	€ 9,400	₪ 37,800,000
Principal payment inerest rate															5.50%
Equity (in Euro) | €			€ 94,000
Proposed Debentures [Member]
General [Line Items]
Principal payment inerest rate						15.00%	25.00%	30.00%	30.00%	5.50%
Talasol [Member]
General [Line Items]
Proportion of ownership interest			51.00%	51.00%	51.00%
Dorad Energy Ltd [Member]
General [Line Items]
Proportion of ownership interest			9.375%	9.375%	9.375%
Ellomay Pumped Storage [Member]
General [Line Items]
Proportion of ownership interest			83.333%	83.333%	83.333%

[1]	Convenience translation into US$ (exchange rate as at June 30, 2024: EUR 1 = US$ 1.069)